Summarised financial information (Tables)	6 Months Ended
Jun. 30, 2020
Summarised financial information
Schedule of Summarised financial information

Income statement

	NatWest
	Group plc	NWM Plc
For the six months ended 30 June 2020	£m	£m
Net interest income	(259)	(32)
Non-interest income	(8,898)	673
Total income	(9,157)	641
Operating expenses	(20)	(594)
Impairment releases/(losses)	(2)	(9)
Operating profit/(loss) before tax	(9,179)	38
Tax credit (charge)	75	(64)
Loss for the period	(9,104)	(26)
Attributable to:
Ordinary shareholders	(9,312)	(60)
Preference shareholders	16	—
Paid-in equity holders	192	34
	(9,104)	(26)

	NatWest
	Group plc	NWM Plc
For the six months ended 30 June 2019	£m	£m
Net interest income	(331)	(102)
Non-interest income	2,903	622
Total income	2,572	520
Operating expenses	(37)	(456)
Impairment releases/(losses)	2	34
Operating profit before tax	2,537	98
Tax credit (charge)	(73)	55
Profit for the period	2,464	153
Attributable to:
Ordinary shareholders	2,262	123
Preference shareholders	20	—
Paid-in equity holders	182	30
	2,464	153

Balance sheet

	NatWest
	Group plc	NWM Plc
At 30 June 2020	£m	£m
Assets
Cash and balances at central banks	—	14,477
Trading assets	—	54,543
Derivatives	2,016	180,306
Settlement balances	—	5,132
Loans to banks - amortised cost	—	314
Loans to customers - amortised cost	—	8,133
Amount due from holding company and fellow subsidiaries	31,040	8,942
Other financial assets	306	11,433
Investments in group undertakings	46,834	2,591
Other assets	61	535
Total assets	80,257	286,406

Liabilities
Bank deposits	—	2,746
Customer deposits	—	3,193
Amount due to holding company and fellow subsidiaries	957	15,516
Settlement balances	—	5,137
Trading liabilities	—	58,340
Derivatives	1,343	173,158
Other financial liabilities	22,581	17,062
Subordinated liabilities	11,138	610
Other liabilities	118	1,080
Total liabilities	36,137	276,842
Owners' equity	44,120	9,564
Total equity	44,120	9,564
Total liabilities and equity	80,257	286,406

Balance sheet

	NatWest
	Group plc	NWM Plc
At 31 December 2019	£m	£m
Assets
Cash and balances at central banks	—	9,953
Trading assets	—	57,768
Derivatives	979	147,458
Settlement balances	—	3,353
Loans to banks - amortised cost	—	238
Loans to customers - amortised cost	—	6,910
Amount due from holding company and fellow subsidiaries	25,018	7,145
Other financial assets	277	11,636
Investments in group undertakings	55,808	2,905
Other assets	1	687
Total assets	82,083	248,053
Liabilities
Bank deposits	—	2,038
Customer deposits	—	2,247
Amount due to holding company and fellow subsidiaries	439	16,858
Settlement balances	—	2,648
Trading liabilities	—	53,576
Derivatives	711	142,390
Other financial liabilities	19,331	16,880
Subordinated liabilities	7,647	590
Other liabilities	168	1,195
Total liabilities	28,296	238,422
Owners’ equity	53,787	9,631
Total equity	53,787	9,631
Total liabilities and equity	82,083	248,053